Exhibit 99.1

Volkswagen Auto Lease Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 12-01-12	PAGE 1

A.	DATES				Begin	End	# days

1	Determination Date					12/18/2012
2	Payment Date					12/20/2012
3	Collection Period				10/28/2012	12/1/2012	35
4	Monthly Interest Period- Actual				11/20/2012	12/19/2012	30
5	Monthly Interest- Scheduled						30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	214,000,000.00	15,753,726.54	—	15,753,726.54	—	—
7	Class A-2 Notes	481,000,000.00	481,000,000.00	—	24,859,582.40	456,140,417.60	0.9483169
8	Class A-3 Notes	461,000,000.00	461,000,000.00	—	—	461,000,000.00	1.0000000
9	Class A-4 Notes	94,000,000.00	94,000,000.00	—	—	94,000,000.00	1.0000000

10	Equals: Total Securities	$1,250,000,000.00	$1,051,753,726.54	$—	$40,613,308.94	$1,011,140,417.60

11	Overcollateralization	224,926,390.73	247,050,170.45			247,050,170.45

12	Total Securitization Value	$1,474,926,390.73	$1,298,803,896.99			$1,258,190,588.05

13	NPV Lease Payments Receivable	613,692,648.78	483,211,553.70			454,294,515.09
14	NPV Base Residual	861,233,741.95	815,592,343.29			803,896,072.96

			Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal& Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes		0.33206%	4,359.32	0.0203706	15,758,085.86	73.6359152
16	Class A-2 Notes		0.66000%	264,550.00	0.5500000	25,124,132.40	52.2331235
17	Class A-3 Notes		0.87000%	334,225.00	0.7250000	334,225.00	0.7250000
18	Class A-4 Notes		1.06000%	83,033.33	0.8833333	83,033.33	0.8833333

	Equals: Total Securities			686,167.65		41,299,476.59

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received						27,467,420.41
20	Pull Ahead Waived Payments						—
21	Sales Proceeds - Early Terminations						18,113,962.38
22	Sales Proceeds - Scheduled Terminations						4,480,405.41
23	Security Deposits for Terminated Accounts						10,299.00
24	Excess Wear and Tear Received						38,191.97
25	Excess Mileage Charges Received						63,662.90
26	Other Recoveries Received						18,955.15

27	Subtotal: Total Collections						50,192,897.22

28	Repurchase Payments						—
29	Postmaturity Term Extension						—
30	Investment Earnings on Collection Account						7,417.64

31	Total Available Funds, prior to Servicer Advances						50,200,314.86

32	Servicer Advance						—

33	Total Available Funds						50,200,314.86

34	Reserve Account Draw						—

35	Available for Distribution						50,200,314.86

D.	DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)						—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods						—
39	Servicing Fee Due in Current Period						1,082,336.58
40	Servicing Fee Shortfall						—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods						—
43	Administration Fee Due in Current Period						5,000.00
44	Administration Fee Shortfall						—
45	Interest Paid to Noteholders						686,167.65
46	First Priority Principal Distribution Amount						—
47	Amount Paid to Reserve Account to Reach Specified Balance						—
48	Subtotal: Remaining Available Funds					48,426,810.63
49	Regular Principal Distribution Amount					40,613,308.94
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						40,613,308.94
51	Other Amounts paid to Trustees						—

52	Remaining Available Funds						7,813,501.69

Volkswagen Auto Lease Trust 2012-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-01-12	PAGE 2

E.	CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,051,753,726.54
55	Less: Aggregate Securitization Value (End of Collection Period)		(1,258,190,588.05)

56	First Priority Principal Distribution Amount (not less than zero)		—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,051,753,726.54
59	Less: First Priority Principal Distribution Amount		—
60	Less: Targeted Note Balance		(1,011,140,417.60)

61	Regular Principal Distribution Amount		40,613,308.94

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)		1,258,190,588.05
64	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(247,050,170.45)

65	Targeted Note Balance		1,011,140,417.60

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)		50,200,314.86
68	Less: Payment Date Advance Reimbursement (Item 80)		—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)		1,082,336.58
70	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
71	Less: Interest Paid to Noteholders (Item 45)		686,167.65
72	Less: 1st Priority Principal Distribution (Item 56)		—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		48,426,810.63
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		48,426,810.63

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance		—
80	Payment Date Advance Reimbursement		—
81	Additional Payment Advances for current period		—

82	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance		7,374,631.95
85	Initial Reserve Account Balance		7,374,631.95
86	Beginning Reserve Account Balance		7,374,631.95
87	Plus: Net Investment Income for the Collection Period		940.73

88	Subtotal: Reserve Fund Available for Distribution		7,375,572.68
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal Reserve Account Balance		7,375,572.68
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		940.73

93	Equals: Ending Reserve Account Balance		7,374,631.95

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

95	Current Period Net Residual Losses:	Units	Amounts
96	Aggregate Securitization Value for Scheduled Terminated Units	292	4,443,381.60
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(4,484,180.41)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(927.00)
99	Less: Excess Wear and Tear Received		(38,191.97)
100	Less: Excess Mileage Received		(63,662.90)

101	Current Period Net Residual Losses/(Gains)	292	(143,580.68)

102	Cumulative Net Residual Losses:

103	Beginning Cumulative Net Residual Losses	1,360	(1,260,900.66)
104	Current Period Net Residual Losses (Item 101)	292	(143,580.68)

105	Ending Cumulative Net Residual Losses	1,652	(1,404,481.34)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.10%

Volkswagen Auto Lease Trust 2012-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-01-12	PAGE 3

G.	POOL STATISTICS

107	Collateral Pool Balance Data			Initial	Current
108	Aggregate Securitization Value			1,474,926,391	1,258,190,588
109	Aggregate Base Residual Value			1,006,540,717	913,007,528
110	Number of Current Contracts			64,099	57,935
111	Weighted Average Lease Rate			2.96%	2.93%
112	Average Remaining Term			27.5	22.5
113	Average Original Term			38.3	38.3
114	Proportion of Base Prepayment Assumption Realized				177.53%
115	Actual Monthly Prepayment Speed				1.07%
116	Turn-in Ratio on Scheduled Terminations				87.33%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		59,083	1,438,203,230	1,298,803,897
118	Depreciation/Payments			(20,410,877)	(19,122,701)
119	Gross Credit Losses		(18)	(428,356)	(405,481)
120	Early Terminations - Regular		(838)	(17,934,277)	(16,641,745)
121	Early Terminations - Lease Pull Aheads		—	—	—
122	Scheduled Terminations - Returned to VCI	3,871,246	(255)	(3,949,452)	(3,846,889)
123	Scheduled Terminations - Purchased	612,935	(37)	(611,606)	(596,492)

124	Pool Balance - End of Period		57,935	1,394,868,661	1,258,190,588

125	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
126	Current		57,669	1,252,382,412	99.54%
127	31 - 90 Days Delinquent		233	5,130,101	0.41%
128	91+ Days Delinquent		33	678,075	0.05%

129	Total		57,935	1,258,190,588	100.00%

130	Credit Losses:			Units	Amounts
131	Aggregate Securitization Value on charged-off units			18	405,481
132	Aggregate Liquidation Proceeds on charged-off units				(245,688)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
135	Recoveries on charged-off units				(4)

136	Current Period Aggregate Net Credit Losses/(Gains)			18	159,789

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses			25	166,069
139	Current Period Net Credit Losses (Item 136)			18	159,789

140	Ending Cumulative Net Credit Losses			43	325,858

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.02%

142	Aging of Scheduled Maturies Not Sold				Units
143	0 - 60 Days since Contract Maturity				100
144	61 - 120 Days since Contract Maturity				12
145	121+ Days since Contract Maturity				—

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2012-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-01-12	PAGE 4

        SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction(1)
1/20/2013	17,609,562
2/20/2013	17,869,795
3/20/2013	20,004,445
4/20/2013	25,916,151
5/20/2013	35,679,344
6/20/2013	31,048,912
7/20/2013	26,734,190
8/20/2013	24,886,175
9/20/2013	24,283,293
10/20/2013	27,659,309
11/20/2013	33,104,763
12/20/2013	34,553,781
1/20/2014	38,055,011
2/20/2014	39,700,683
3/20/2014	32,020,824
4/20/2014	31,694,510
5/20/2014	27,271,182
6/20/2014	24,496,206
7/20/2014	23,679,648
8/20/2014	42,019,609
9/20/2014	55,081,428
10/20/2014	67,053,568
11/20/2014	64,496,934
12/20/2014	51,730,809
1/20/2015	56,107,007
2/20/2015	62,207,124
3/20/2015	52,157,471
4/20/2015	49,561,048
5/20/2015	58,512,731
6/20/2015	49,338,288
7/20/2015	11,261,304
8/20/2015	13,658,206
9/20/2015	11,433,015
10/20/2015	11,821,544
11/20/2015	16,906,485
12/20/2015	14,272,788
1/20/2016	5,647,404
2/20/2016	5,940,656
3/20/2016	5,021,103
4/20/2016	5,754,110
5/20/2016	6,760,793
6/20/2016	5,088,525
7/20/2016	90,853
8/20/2016	—
9/20/2016	—
10/20/2016	—
11/20/2016	—
12/20/2016	—
1/20/2017	—
2/20/2017	—
3/20/2017	—
4/20/2017	—
5/20/2017	—
6/20/2017	—
7/20/2017	—
8/20/2017	—
9/20/2017	—
10/20/2017	—
Total:	1,258,190,588.05

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a)	each collection period is a calendar month rather than a fiscal month,
(b)	timely receipt of all monthly rental payments and sales proceeds,
(c)	no credit or residual losses and
(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month